Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets [Abstract]
Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets

2016	$359
2017	169
2018	122
2019	96
2020	66
Thereafter	59

Schedule Of Intangible Assets

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2015
Referral networks	$21,729	$(21,473)	$256
Covenants not to compete	9,533	(9,220)	313
Customer lists	1,215	(1,215)	-
Reaquired franchise rights	1,260	(958)	302
Subtotal - definite-lived intangibles	33,737	(32,866)	871
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,790	-	2,790
Total	$87,977	$(32,866)	$55,111

December 31, 2014
Referral networks	$22,599	$(21,626)	$973
Covenants not to compete	9,575	(9,209)	366
Customer lists	1,219	(1,194)	25
Reaquired franchise rights	1,106	(743)	363
Subtotal - definite-lived intangibles	34,499	(32,772)	1,727
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,850	-	2,850
Total	$88,799	$(32,772)	$56,027